Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Income/(loss) for the year	$ (66,628)	$ (37,065)	$ (62,709)
Non-cash items:
Depreciation and amortization	4,933	8,893	7,287
Share-based compensation expense	4,415	14,698	13,950
(Gain)/loss on investment held at fair value	(77,945)	32,060	(179,316)
Realized loss on sale of investments	265	29,303	20,925
Gain on dilution of ownership interest in associate	0	(28,220)	0
Impairment of investment in associates	0	8,390	0
Gain on deconsolidation of subsidiary	(61,787)	(27,251)	0
Share of net loss of associates accounted for using the equity method	6,055	27,749	73,703
Loss on investments in notes from associates	27,630	0	0
Fair value gain on other financial instruments	0	(8,163)	(800)
Loss on disposal of assets	318	138	53
Impairment of fixed assets	1,260	0
Income taxes, net	30,525	(55,719)	3,756
Finance (income)/costs, net	(5,078)	(138,924)	(5,050)
Changes in operating assets and liabilities:
Trade and other receivables	9,750	(7,734)	(617)
Prepaid expenses	2,834	(862)	(5,350)
Deferred revenue	(283)	2,123	(1,407)
Trade and other payables	3,844	22,033	8,338
Other	1,374	359	(103)
Income taxes paid	(150)	(20,696)	(27,766)
Interest received	14,454	3,460	214
Interest paid	(1,701)	(3,366)	(3,382)
Net cash used in operating activities	(105,917)	(178,792)	(158,274)
Cash flows from investing activities:
Purchase of property and equipment	(70)	(2,176)	(5,571)
Proceeds from sale of property and equipment	865	0	30
Purchases of intangible assets	(175)	0	(90)
Investment in associates	0	(19,961)	0
Purchase of investments held at fair value	0	(5,000)	(500)
Sale of investments held at fair value	33,309	118,710	218,125
Purchase of short-term note from associate	0	0	(15,000)
Repayment of short-term note from associate	0	15,000	0
Purchase of Convertible Note from associate	(16,850)	(15,000)	0
Cash derecognized upon loss of control over subsidiary (see table below)	(13,784)	(479)	0
Purchases of short-term investments	(178,860)	(248,733)	0
Proceeds from maturity of short-term investments	244,556	50,000	0
Receipt of payment of sublease	0	415	381
Net cash provided by (used in) investing activities	68,991	(107,223)	197,375
Cash flows from financing activities:
Receipt of cash from sale of future royalties	100,000	0	0
Issuance of subsidiary preferred Shares	0	0	37,610
Issuance of Subsidiary Convertible Note	0	393	2,215
Payment of lease liability	(3,338)	(4,025)	(3,375)
Exercise of stock options	1,153	332	352
Settlement of restricted stock unit equity awards	0	0	(10,749)
Vesting of restricted stock units and net share exercise	0	0	(2,582)
NCI exercise of stock options in subsidiary	0	7	66
Purchase of treasury stock	(19,650)	(26,492)	0
Acquisition of a non-controlling Interest of a subsidiary	0	0	(806)
Other	(23)	(41)	(5)
Net cash provided by (used in) financing activities	78,141	(29,827)	22,727
Net increase (decrease) in cash and cash equivalents	41,215	(315,842)	61,827
Cash and cash equivalents at beginning of year	149,866	465,708	403,881
Cash and cash equivalents at end of year	191,081	149,866	465,708
Supplemental disclosure of non-cash investment and financing activities:
Purchase of intangible assets not yet paid in cash	25	0
Settlement of restricted stock units through issuance of equity	1,142	1,528	0
Purchase of property, plant and equipment against trade and other payables	0	0	1,841
Leasehold improvements purchased through lease incentives (deducted from Right of Use Asset)	0	0	1,010
Conversion of subsidiary convertible note into preferred share liabilities	$ 0	$ 0	$ 25,797